SUBSEQUENT EVENTS - Greentech Renewables Heat Pump Distribution Deal (Details) - USD ($)	Feb. 28, 2026	Jan. 31, 2026	Nov. 10, 2025
Greentech Renewables
SUBSEQUENT EVENTS
Initial purchase order			$ 1,700,000
Subsequent events
SUBSEQUENT EVENTS
Subsequent purchase order	$ 1,000,000	$ 865,000
Cumulative purchase order	$ 1,865,000